Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Table

					Value of Initial Fixed $100 Investment Based On:		Stated in Millions
Year (a)	Summary Compensation Table Total for CEO (1) ($) (b)	Compensation Actually Paid to CEO (2) ($) (c)	Average Summary Compensation Table Total for Non-CEO NEOs (3) ($) (d)	Average Compensation Actually Paid to Non-CEO NEOs (4) ($) (e)	CRS TSR (5) ($) (f)	Peer Group TSR (6) ($) (g)	Net Income (Loss) (7) ($) (h)	Adjusted Operating Income (Loss) (8) ($) (i)
2023	6,432,797	16,151,965	1,578,747	3,197,686	120	153	56	133
2022	4,814,008	1,682,799	1,253,777	753,292	83	147	(49)	(4)
2021	5,019,390	9,304,822	1,306,967	1,948,064	136	210	(230)	(106)

(1)	Column (b) reflects compensation amounts reported in the Summary Compensation Table (“SCT”) for our CEO, Tony Thene, for the respective years shown.

(2)
CAP reflects column (b), with certain adjustments as detailed in the table below, in accordance with SEC rules. The dollar amounts shown have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized or received by the Company’s CEO during the applicable year. For information regarding the decisions made by our Human Capital Management Committee with regard to the CEO’s compensation for each fiscal year, please see the CD&A section of the Proxy Statements reporting pay for the fiscal years covered in the table above.

Fiscal Year	2023 ($)	2022 ($)	2021 ($)
CEO	T. Thene	T. Thene	T. Thene
SCT Total Compensation	6,432,797	4,814,008	5,019,390
Minus stock and option award values reported in the SCT for the covered fiscal year	(3,785,070)	(3,285,016)	(2,900,812)
Plus Fair Value (“FV”) for stock and option awards granted in the covered fiscal year	6,512,582	2,566,045	5,262,546
Change in FV of stock and option awards from prior fiscal years that vested in the covered fiscal year	3,587,119	(472,703)	651,157
Change in FV of outstanding unvested stock and option awards from prior fiscal years	3,404,537	(1,939,535)	1,272,541
Less FV of stock and option awards forfeited during the covered fiscal year	0	0	0
Less aggregate change in actual present value of accumulated benefits under pension plans	0	0	0
Plus aggregate service costs and prior service costs for pension plans	0	0	0
Compensation Actually Paid	16,151,965	1,682,799	9,304,822

Equity Valuations for CEO and
Non-CEO
NEOs:
Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the grant date. Adjustments have been made using stock option fair values as of each measurement date using 1) the stock price as of the measurement date, and 2) updated assumptions (i.e., term, volatility, dividend yield, and risk-free rates) as of the measurement date. Performance-based restricted stock unit grant date fair values are calculated using the stock price as of the grant date, assuming target performance. Adjustments have been made using the stock price and estimated attainment as of the measurement date. Time-based restricted stock unit grant date fair values are calculated using the stock price as of the grant date. Adjustments have been made using the stock price as of the measurement date.

(3)	The dollar amounts shown reflect the average of the compensation amounts reported in the SCT for the following non-CEO NEOs for each respective fiscal year shown:

◾	Fiscal year 2023: Timothy Lain, James D. Dee, Brian J. Malloy, and David Graf

◾	Fiscal year 2022: Timothy Lain, James D. Dee, Brian J. Malloy, and David Graf

◾	Fiscal year 2021: Timothy Lain, James D. Dee, Brian J. Malloy, and Joseph E. Haniford

(4)
CAP reflects column (d), with certain adjustments as detailed in the table below, in accordance with SEC rules. The dollar amounts shown have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not necessarily reflect compensation actually earned, realized or received by the Company’s non-CEO
NEOs during the applicable year. For information regarding the decisions made by our Human Capital Management Committee with regard to the non-CEO
NEOs’ compensation for each fiscal year, please see the CD&A sections of the Proxy Statements reporting pay for the fiscal years covered in the table above.

Fiscal Year	2023 ($)	2022 ($)	2021 ($)
Non-CEO NEOs	See (3) above	See (3) above	See (3) above
SCT Total Compensation	1,578,747	1,253,777	1,306,967
Minus stock and option award values reported in the SCT for the covered fiscal year	(625,016)	(593,780)	(495,029)
Plus FV for stock and option awards granted in the covered fiscal year	1,075,403	463,822	898,062
Change in FV of stock and option awards from prior fiscal years that vested in the covered fiscal year	566,477	(69,370)	76,664
Change in FV of outstanding unvested stock and option awards from prior fiscal years	601,209	(302,087)	161,197
Less FV of stock and option awards forfeited during the covered fiscal year	0	0	0
Less aggregate change in actual present value of accumulated benefits under pension plans	0	0	(745)
Plus aggregate service costs and prior service costs for pension plans	866	930	948
Compensation Actually Paid	3,197,686	753,292	1,948,064

(5)
Reflects the five-year cumulative TSR of Carpenter Technology Corporation for the measurement periods ending on June 30 of each of 2023, 2022 and 2021, respectively. TSR represents the cumulative investment return of an initial fixed $100 investment in the company’s common stock, assuming reinvestment of all dividends. The company’s TSR as reflected in the table above may not be indicative of future performance.

(6)
Reflects the
five-year
cumulative TSR of the Russell RSCC Materials & Processing Growth Index (“Peer Group TSR”) for the measurement periods ending on June 30 of each of 2023, 2022 and 2021. Peer Group TSR represents the cumulative investment return of an initial fixed $100 investment in the Russell RSCC Materials & Processing Growth Index, assuming reinvestment of all dividends.

(7)
Reflects Net Income (Loss) reported in the Company’s Consolidated Income Statements included in the Company’s Annual Report on Form
10-K
for each of the fiscal years ended June 30, 2023, 2022 and 2021.

(8)	Company-selected measure is Adjusted Operating Income, which is Net Sales minus Operating Expenses (includes cost of sales, and selling, general and administrative expenses), excluding special items.

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote
◾	Fiscal year 2023: Timothy Lain, James D. Dee, Brian J. Malloy, and David Graf

◾	Fiscal year 2022: Timothy Lain, James D. Dee, Brian J. Malloy, and David Graf

◾	Fiscal year 2021: Timothy Lain, James D. Dee, Brian J. Malloy, and Joseph E. Haniford

Peer Group Issuers, Footnote	Peer Group TSR represents the cumulative investment return of an initial fixed $100 investment in the Russell RSCC Materials & Processing Growth Index, assuming reinvestment of all dividends.
PEO Total Compensation Amount	$ 6,432,797	$ 4,814,008	$ 5,019,390
PEO Actually Paid Compensation Amount	$ 16,151,965	1,682,799	9,304,822
Adjustment To PEO Compensation, Footnote
(2)
CAP reflects column (b), with certain adjustments as detailed in the table below, in accordance with SEC rules. The dollar amounts shown have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized or received by the Company’s CEO during the applicable year. For information regarding the decisions made by our Human Capital Management Committee with regard to the CEO’s compensation for each fiscal year, please see the CD&A section of the Proxy Statements reporting pay for the fiscal years covered in the table above.

Fiscal Year	2023 ($)	2022 ($)	2021 ($)
CEO	T. Thene	T. Thene	T. Thene
SCT Total Compensation	6,432,797	4,814,008	5,019,390
Minus stock and option award values reported in the SCT for the covered fiscal year	(3,785,070)	(3,285,016)	(2,900,812)
Plus Fair Value (“FV”) for stock and option awards granted in the covered fiscal year	6,512,582	2,566,045	5,262,546
Change in FV of stock and option awards from prior fiscal years that vested in the covered fiscal year	3,587,119	(472,703)	651,157
Change in FV of outstanding unvested stock and option awards from prior fiscal years	3,404,537	(1,939,535)	1,272,541
Less FV of stock and option awards forfeited during the covered fiscal year	0	0	0
Less aggregate change in actual present value of accumulated benefits under pension plans	0	0	0
Plus aggregate service costs and prior service costs for pension plans	0	0	0
Compensation Actually Paid	16,151,965	1,682,799	9,304,822

Non-PEO NEO Average Total Compensation Amount	$ 1,578,747	1,253,777	1,306,967
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,197,686	753,292	1,948,064
Adjustment to Non-PEO NEO Compensation Footnote
(4)
CAP reflects column (d), with certain adjustments as detailed in the table below, in accordance with SEC rules. The dollar amounts shown have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not necessarily reflect compensation actually earned, realized or received by the Company’s non-CEO
NEOs during the applicable year. For information regarding the decisions made by our Human Capital Management Committee with regard to the non-CEO
NEOs’ compensation for each fiscal year, please see the CD&A sections of the Proxy Statements reporting pay for the fiscal years covered in the table above.

Fiscal Year	2023 ($)	2022 ($)	2021 ($)
Non-CEO NEOs	See (3) above	See (3) above	See (3) above
SCT Total Compensation	1,578,747	1,253,777	1,306,967
Minus stock and option award values reported in the SCT for the covered fiscal year	(625,016)	(593,780)	(495,029)
Plus FV for stock and option awards granted in the covered fiscal year	1,075,403	463,822	898,062
Change in FV of stock and option awards from prior fiscal years that vested in the covered fiscal year	566,477	(69,370)	76,664
Change in FV of outstanding unvested stock and option awards from prior fiscal years	601,209	(302,087)	161,197
Less FV of stock and option awards forfeited during the covered fiscal year	0	0	0
Less aggregate change in actual present value of accumulated benefits under pension plans	0	0	(745)
Plus aggregate service costs and prior service costs for pension plans	866	930	948
Compensation Actually Paid	3,197,686	753,292	1,948,064

Equity Valuation Assumption Difference, Footnote

Equity Valuations for CEO and
Non-CEO
NEOs:
Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the grant date. Adjustments have been made using stock option fair values as of each measurement date using 1) the stock price as of the measurement date, and 2) updated assumptions (i.e., term, volatility, dividend yield, and risk-free rates) as of the measurement date. Performance-based restricted stock unit grant date fair values are calculated using the stock price as of the grant date, assuming target performance. Adjustments have been made using the stock price and estimated attainment as of the measurement date. Time-based restricted stock unit grant date fair values are calculated using the stock price as of the grant date. Adjustments have been made using the stock price as of the measurement date.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Measure	Nature	Explanation
Adjusted Operating Income	Financial	Net Sales minus Operating Expenses (includes cost of sales, and selling, general and administrative expenses), excluding specials items.
Adjusted Free Cash Flow	Financial
Cash flows provided from operating activities,
less:

▶
   cash paid for purchases of property, plant, equipment and software, and acquisitions of businesses;

plus:

▶
   cash received from the disposal of property, plant and equipment.

Adjusted EBITDA	Financial	Earnings before interest, taxes, depreciation, and amortization adjusted for special items
Safety	Non-Financial
Emphasizes that our employees’ safety is our top priority.
Measured using a Human Performance Rate metric comprised of closed Bradley Actions and STOPS per 100 full-time workers during a one-year
period.

Total Shareholder Return Amount	$ 120	83	136
Peer Group Total Shareholder Return Amount	153	147	210
Net Income (Loss)	$ 56,000,000	$ (49,000,000)	$ (230,000,000)
Company Selected Measure Amount	133,000,000	(4,000,000)	(106,000,000)
PEO Name	Tony Thene
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Safety
PEO | stock and option award values reported in the SCT for the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,785,070)	$ (3,285,016)	$ (2,900,812)
PEO | FV for stock and option awards granted in the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,512,582	2,566,045	5,262,546
PEO | Change in FV of stock and option awards from prior fiscal years that vested in the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,587,119	(472,703)	651,157
PEO | Change in FV of outstanding unvested stock and option awards from prior fiscal years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,404,537	(1,939,535)	1,272,541
PEO | FV of stock and option awards forfeited during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | aggregate change in actual present value of accumulated benefits under pension plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | aggregate service costs and prior service costs for pension plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | stock and option award values reported in the SCT for the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(625,016)	(593,780)	(495,029)
Non-PEO NEO | FV for stock and option awards granted in the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,075,403	463,822	898,062
Non-PEO NEO | Change in FV of stock and option awards from prior fiscal years that vested in the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	566,477	(69,370)	76,664
Non-PEO NEO | Change in FV of outstanding unvested stock and option awards from prior fiscal years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	601,209	(302,087)	161,197
Non-PEO NEO | FV of stock and option awards forfeited during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | aggregate change in actual present value of accumulated benefits under pension plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(745)
Non-PEO NEO | aggregate service costs and prior service costs for pension plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 866	$ 930	$ 948